UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

The North Carolina Capital Management Trust: Cash Portfolio

Investments June 30, 2004

Showing Percentage of Net Assets

Commercial Paper (a) - 82.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Alliance & Leicester PLC
7/26/04	1.10%	$ 100,000,000	$ 99,923,611
Amsterdam Funding Corp.
7/7/04	1.08	50,000,000	49,991,000
Bank of America Corp.
9/17/04	1.13	25,000,000	24,939,333
Beta Finance, Inc.
9/20/04	1.51 (b)	8,490,000	8,461,346
Calyon North America
8/3/04	1.33	100,000,000	99,878,083
CC USA, Inc.
9/27/04	1.54 (b)	5,000,000	4,981,300
Charta LLC
7/6/04	1.10	40,000,000	39,993,889
CIESCO LP
7/7/04	1.08	29,000,000	28,994,780
7/8/04	1.08	30,000,000	29,993,700
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/12/04	1.10	25,000,000	24,991,597
7/28/04	1.28	100,000,000	99,904,000
8/3/04	1.30	35,000,000	34,958,292
Citicorp
7/13/04	1.09	40,000,000	39,985,467
Clipper Receivables LLC
7/12/04	1.10	50,000,000	49,983,194
CXC, LLC
8/16/04	1.19	100,000,000	99,847,944
Deutsche Bank Financial LLC
7/15/04	1.19 (d)	200,000,000	200,000,000
Dresdner U.S. Finance, Inc.
8/13/04	1.11	25,000,000	24,966,854
8/23/04	1.13	10,000,000	9,983,423
10/4/04	1.42	25,000,000	24,906,979
Edison Asset Securitization LLC
8/3/04	1.10	50,000,000	49,949,583
8/4/04	1.11	40,000,000	39,958,067
Emerald (MBNA Credit Card Master Note Trust)
7/21/04	1.10	40,000,000	39,975,556
7/29/04	1.10	25,000,000	24,978,611
8/24/04	1.30	30,000,000	29,941,500
8/24/04	1.32	45,000,000	44,910,900
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Emerald (MBNA Credit Card Master Note Trust) - continued
9/14/04	1.54%	$ 25,000,000	$ 24,920,313
Fairway Finance Corp.
10/28/04	1.31	20,542,000	20,453,726
Fortis Funding LLC
10/6/04	1.25	35,000,000	34,883,061
General Electric Capital Corp.
7/7/04	1.26	50,000,000	49,989,583
7/8/04	1.26	50,000,000	49,987,847
7/21/04	1.23 (d)	25,000,000	25,000,000
8/10/04	1.11	25,000,000	24,969,444
11/8/04	1.19	40,000,000	39,829,556
General Electric Capital Services, Inc.
9/16/04	1.49	42,000,000	41,867,047
Giro Funding US Corp.
7/1/04	1.07	12,512,000	12,512,000
Grampian Funding Ltd.
9/23/04	1.57	4,700,000	4,682,892
11/3/04	1.48	25,000,000	24,872,396
11/10/04	1.48	10,000,000	9,946,100
Greenwich Capital Holdings, Inc.
7/7/04	1.11 (d)	50,000,000	50,000,000
7/26/04	1.26 (d)	50,000,000	50,000,000
9/15/04	1.51	25,630,000	25,548,838
HBOS Treasury Services PLC
8/11/04	1.10	25,000,000	24,968,823
Household Finance Corp.
7/1/04	1.08	40,000,000	40,000,000
Jupiter Securitization Corp.
8/4/04	1.11	20,000,000	19,979,033
Lehman Brothers Holdings, Inc.
7/28/04	1.27 (d)	200,000,000	200,000,000
Morgan Stanley
7/1/04	1.23 (d)	115,000,000	115,000,000
7/6/04	1.09	62,000,000	61,990,614
Morgan Stanley Dean Witter Australia Finance Ltd.
8/18/04	1.13	15,000,000	14,977,600
Motown Notes Program
7/6/04	1.07	25,000,000	24,996,285
7/16/04	1.10	10,000,000	9,995,417
7/26/04	1.10	29,000,000	28,977,847
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Motown Notes Program - continued
8/2/04	1.22%	$ 22,000,000	$ 21,976,142
8/10/04	1.35	15,000,000	14,977,500
8/11/04	1.18	60,000,000	59,919,367
8/12/04	1.34	10,000,000	9,984,367
9/23/04	1.53	17,000,000	16,939,707
Nationwide Building Society
9/7/04	1.09	45,000,000	44,908,200
9/21/04	1.10	20,000,000	19,950,344
Newcastle (Discover Card Master Trust)
7/20/04	1.09	25,000,000	24,985,618
8/12/04	1.33	30,000,000	29,953,450
9/20/04	1.53	20,000,000	19,931,600
Paradigm Funding LLC
7/13/04	1.23	103,000,000	102,957,770
Park Granada LLC
7/1/04	1.10	15,000,000	15,000,000
7/7/04	1.08	5,000,000	4,999,100
7/12/04	1.08	10,000,000	9,996,700
7/12/04	1.11	30,000,000	29,989,825
7/13/04	1.12	10,000,000	9,996,267
9/15/04	1.31	20,000,000	19,945,111
Santander Finance, Inc.
8/9/04	1.11	35,000,000	34,957,913
9/3/04	1.12	25,000,000	24,950,667
9/8/04	1.17	11,090,000	11,065,343
Sheffield Receivables Corp.
7/26/04	1.25 (d)	15,000,000	14,999,111
UBS Finance, Inc.
9/20/04	1.51	6,400,000	6,378,400
11/15/04	1.20	40,000,000	39,818,856
Westpac Capital Corp.
8/12/04	1.11	50,000,000	49,935,542
Windmill Funding Corp.
7/6/04	1.08	48,560,000	48,552,716
Yorktown Capital LLC
7/14/04	1.07	35,704,000	35,690,204
TOTAL COMMERCIAL PAPER			2,979,507,251
Federal Agencies - 18.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 9.2%
Agency Coupons - 5.0%
7/7/04	1.25% (c)(d)	$ 25,000,000	$ 24,974,040
7/21/04	1.03 (d)	100,000,000	99,914,479
9/6/04	1.23 (d)	15,000,000	14,987,897
9/9/04	1.28 (d)	40,000,000	39,964,954
			179,841,370
Discount Notes - 4.2%
7/1/04	1.26	4,885,000	4,885,000
12/10/04	1.20	25,000,000	24,866,688
12/10/04	1.22	50,000,000	49,728,875
12/10/04	1.35	50,000,000	49,700,750
2/4/05	1.32	25,000,000	24,803,194
			153,984,507
			333,825,877
Federal Home Loan Bank - 9.2%
Agency Coupons - 9.2%
7/1/04	1.03 (d)	147,000,000	146,946,290
7/16/04	1.15 (d)	83,700,000	83,649,094
8/26/04	1.17 (d)	100,000,000	99,934,069
			330,529,453
TOTAL FEDERAL AGENCIES			664,355,330
Repurchase Agreements - 0.1%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Treasury Obligations dated 6/30/04 due 7/1/04 At 1.3%)	$ 1,852,067	$ 1,852,000
TOTAL INVESTMENT PORTFOLIO - 100.8%		3,645,714,581
NET OTHER ASSETS - (0.8)%		(27,190,204)
NET ASSETS - 100%		$ 3,618,524,377
Total Cost for Federal Income Tax Purposes $ 3,645,714,581
Legend

(a) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,442,646 or 0.4% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information

A total of 4.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $1,852,000) - See accompanying schedule		$ 3,645,714,581
Cash		630
Receivable for fund shares sold		1,847,109
Interest receivable		959,342
Receivable from investment adviser for expense reductions		67,509
Total assets		3,648,589,171

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 24,974,040
Payable for fund shares redeemed	3,274,512
Distributions payable	428,357
Accrued management fee	708,691
Deferred trustees' compensation	679,194
Total liabilities		30,064,794

Net Assets		$ 3,618,524,377
Net Assets consist of:
Paid in capital		$ 3,618,758,759
Accumulated net realized gain (loss) on investments		(234,382)
Net Assets, for 3,618,425,364 shares outstanding		$ 3,618,524,377
Net Asset Value, offering price and redemption price per share ($3,618,524,377 ÷ 3,618,425,364 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements - continued

Statement of Operations

Year ended June 30, 2004

Investment Income
Interest		$ 45,190,569

Expenses
Management fee	$ 9,455,350
Non-interested trustees' compensation	210,444
Total expenses before reductions	9,665,794
Expense reductions	(575,810)	9,089,984
Net investment income		36,100,585
Net realized gain (loss) on investment securities		(234,382)
Net increase in net assets resulting from operations		$ 35,866,203

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2004	Year ended June 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 36,100,585	$ 54,355,532
Net realized gain (loss)	(234,382)	44,780
Net increase (decrease) in net assets resulting from operations	35,866,203	54,400,312
Distributions to shareholders from net investment income	(36,100,585)	(54,355,532)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	9,648,374,778	10,026,029,029
Reinvestment of distributions	30,589,992	47,488,241
Cost of shares redeemed	(10,085,479,297)	(9,995,370,202)
Net increase (decrease) in net assets and shares resulting from share transactions	(406,514,527)	78,147,068
Total increase (decrease) in net assets	(406,748,909)	78,191,848

Net Assets
Beginning of period	4,025,273,286	3,947,081,438
End of period	$ 3,618,524,377	$ 4,025,273,286

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.013	.024	.057	.056
Distributions from net investment income	(.009)	(.013)	(.024)	(.057)	(.056)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.89%	1.32%	2.39%	5.90%	5.69%
Ratios to Average Net Assets B
Expenses before expense reductions	.24%	.24%	.24%	.24%	.32%
Expenses net of voluntary waivers, if any	.22%	.23%	.23%	.24%	.32%
Expenses net of all reductions	.22%	.23%	.23%	.24%	.32%
Net investment income	.89%	1.29%	2.32%	5.62%	5.56%
Supplemental Data
Net assets, end of period (in millions)	$ 3,619	$ 4,025	$ 3,947	$ 4,092	$ 2,859

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2004	Past 1 year	Past 5 years	Past 10 years
NCCMT - Term Portfolio	0.69%	3.74%	4.62%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in North Carolina Capital Management Trust: Term Portfolio on June 30, 1994. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Short Treasury Index: 9-12 Months did over the same period.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Management's Discussion of Fund Performance

Comments from Robert Litterst, Portfolio Manager of The North Carolina Capital Management Trust: Term Portfolio

Low inflation and weak labor markets encouraged the Federal Reserve Board to keep short-term interest rates low for the 12-month period ending June 30, 2004. Given that the markets expected more-aggressive Fed easing in June 2003, interest rates rose quickly in July, one of the worst months in the fixed-income market's history. The economy strengthened in the fall of 2003 but job growth remained anemic, pushing rate hike expectations into late 2004. At the start of 2004, corporate America began to show signs of recovery. Still, job growth stayed weak despite the stimulus provided by low interest rates and federal tax cuts. In response to this weakness, the market pushed the timing of Fed tightening to as late as 2005. Investors watched job growth for signs that the recovery was strong, and in April it received the news it was waiting for. March job growth data improved substantially, and included significant revisions to prior months' releases. This moved up forecasts of Fed rate hikes to the summer or early fall of this year. The Fed followed through on June 30, when it raised the fed funds target rate to 1.25%.

For the 12-month period ending June 30, 2004, the fund returned 0.69%, compared to the -0.06% return of the LipperSM Short U.S. Government Funds Average. The Lehman Brothers® U.S. Short Treasury 9-12 Months Index returned 0.85% during the same time frame. The portfolio's investment approach was altered during the period, with a renewed focus and emphasis on government agency securities. Given the low Treasury yield environment, the ability to invest in agency securities allowed the opportunity to add value versus the Treasury index. The portfolio began to move out of Treasury securities early this year, and was nearly 100% invested in agencies at the end of the period, which helped performance. However, the weakness in the fixed-income market during the latter half of the period tempered returns to some degree.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Investments June 30, 2004

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 100.4%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 100.4%
Fannie Mae 0% 1/7/05	$ 3,200,000	$ 3,169,600
Federal Home Loan Bank:
1.625% 6/15/05	16,000,000	15,913,440
2.125% 11/15/05	10,000,000	9,937,500
Freddie Mac:
3.875% 2/15/05	15,000,000	15,187,500
7% 7/15/05	15,000,000	15,722,370
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $60,113,418)		59,930,410
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.3%, dated 6/30/04 due 7/1/04) (Cost $169,000)	$ 169,006	169,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $60,282,418)		60,099,410
NET OTHER ASSETS - (0.7)%		(436,763)
NET ASSETS - 100%		$ 59,662,647
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $66,412,865 and $94,337,489, respectively.
Income Tax Information

At June 30, 2004, the fund had a capital loss carryforward of approximately $3,804,000 of which $703,000, $837,000, $1,663,000 and $601,000 will expire on June 30, 2006, 2007, 2008 and 2009, respectively.

A total of 98.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $169,000) (cost $ 60,282,418) - See accompanying schedule		$ 60,099,410
Cash		313,835
Interest receivable		735,997
Receivable from investment adviser for expense reductions		252
Total assets		61,149,494

Liabilities
Payable for fund shares redeemed	$ 1,424,961
Distributions payable	25,657
Accrued management fee	13,478
Deferred trustees' compensation	22,751
Total liabilities		1,486,847

Net Assets		$ 59,662,647
Net Assets consist of:
Paid in capital		$ 63,645,859
Undistributed net investment income		3,536
Accumulated undistributed net realized gain (loss) on investments		(3,803,740)
Net unrealized appreciation (depreciation) on investments		(183,008)
Net Assets, for 6,327,224 shares outstanding		$ 59,662,647
Net Asset Value, offering price and redemption price per share ($59,662,647 ÷ 6,327,224 shares)		$ 9.43

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements - continued

Statement of Operations

Year ended June 30, 2004

Investment Income
Interest		$ 962,315

Expenses
Management fee	$ 186,128
Non-interested trustees' compensation	3,605
Total expenses before reductions	189,733
Expense reductions	(7,082)	182,651
Net investment income (loss)		779,664
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		144,014
Change in net unrealized appreciation (depreciation) on investment securities		(468,463)
Net gain (loss)		(324,449)
Net increase (decrease) in net assets resulting from operations		$ 455,215

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2004	Year ended June 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 779,664	$ 1,233,968
Net realized gain (loss)	144,014	123,131
Change in net unrealized appreciation (depreciation)	(468,463)	106,045
Net increase (decrease) in net assets resulting from operations	455,215	1,463,144
Distributions to shareholders from net investment income	(767,368)	(1,472,048)
Share transactions Net proceeds from sales of shares	8,531,649	12,270,213
Reinvestment of distributions	452,308	978,269
Cost of shares redeemed	(22,546,388)	(11,143,597)
Net increase (decrease) in net assets resulting from share transactions	(13,562,431)	2,104,885
Total increase (decrease) in net assets	(13,874,584)	2,095,981

Net Assets
Beginning of period	73,537,231	71,441,250
End of period (including undistributed net investment income of $3,536 and distributions in excess of net investment income of $8,760, respectively)	$ 59,662,647	$ 73,537,231
Other Information Shares
Sold	900,919	1,294,770
Issued in reinvestment of distributions	47,838	103,106
Redeemed	(2,383,221)	(1,173,891)
Net increase (decrease)	$ (1,434,464)	$ 23,985

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 9.48	$ 9.35	$ 9.28	$ 9.35
Income from Investment Operations
Net investment income (loss) B	.107	.166	.262 D	.532	.525
Net realized and unrealized gain (loss)	(.042)	.027	.116 D	.097	(.069)
Total from investment operations	.065	.193	.378	.629	.456
Distributions from net investment income	(.105)	(.203)	(.248)	(.559)	(.526)
Net asset value, end of period	$ 9.43	$ 9.47	$ 9.48	$ 9.35	$ 9.28
Total Return A	.69%	2.05%	4.09%	6.98%	5.01%
Ratios to Average Net Assets C
Expenses before expense reductions	.28%	.28%	.28%	.28%	.35%
Expenses net of voluntary waivers, if any	27%	.27%	.27%	.28%	.35%
Expenses net of all reductions	.27%	.27%	.27%	.28%	.35%
Net investment income (loss)	1.13%	1.78%	2.78%D	5.72%	5.64%
Supplemental Data
Net assets, end of period (in millions)	$ 60	$ 74	$ 71	$ 74	$ 81
Portfolio turnover rate	200%	83%	157%	0%	150%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2004

1. Significant Accounting Policies.

Cash Portfolio and Term Portfolio (the funds) are funds of The North Carolina Capital Management Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the trust are offered exclusively to local government and public authorities of the state of North Carolina. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the Cash Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. The non-interested Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the Cash Portfolio.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost for the Term Portfolio as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	(206,078)
Net unrealized appreciation (depreciation)	$ (206,078)
Undistributed ordinary income	91,202
Capital loss carryforward	(3,803,740)

Cost for federal income tax purposes	$ 60,305,488

The tax character of distributions paid for the Term Portfolio was as follows:

	June 30, 2004	June 30, 2003
Ordinary Income	$ 767,368	$ 1,472,048

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee based upon a graduated series of annual rates ranging between .215% and .275% of each fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees. For the period each fund's annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Cash Portfolio	.23%	|
Term Portfolio	.27%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, FMR pays Fidelity Distributors Corporation(FDC), an affiliate of FMR, a Distribution and Service fee that is based on a graduated series of rates ranging from .07% to .08% of each fund's average net assets. For the period, the following amounts were paid to and retained by FDC:

	Paid to FDC	Retained by FDC
Cash Portfolio	$ 3,046,673	$ 169,529
Term Portfolio	$ 54,964	$ 2,819

5. Expense Reductions.

FMR voluntarily agreed to waive a portion of each fund's management fee during the period. The amount of the waiver for each fund was as follows:

Cash Portfolio	$ 575,810	|
Term Portfolio	$ 7,082

6. Other Information.

At the end of the period, three otherwise unaffiliated shareholders were owners of record of more than 36% of the outstanding shares of the Term Portfolio.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of The North Carolina Capital Management Trust and the Shareholders of Cash Portfolio and Term Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Portfolio and Term Portfolio (funds of The North Carolina Capital Management Trust) at June 30, 2004 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The North Carolina Capital Management Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 19, 2004

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees two funds advised by FMR or an affiliate. Mr. McCoy oversees 295 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee appointed after December 13, 1999 shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs, and each non-interested Trustee appointed prior to December 13, 1999 shall retire not later than the last day of the calendar year in which his or her 77th birthday occurs. The Trustees voted to extend the eligibility of service of the present Chair of the Board, Helen A. Powers, to December 31, 2004. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) include more information about the Trustees. To request a free copy, call Capital Management of the Carolinas, L.L.C. (CMC) at 1-800-222-3232.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Boyce I. Greer (48)

Year of Election or Appointment: 2003

President of Cash Portfolio and Term Portfolio. Mr. Greer serves as a Director and Managing Director of Strategic Advisers, Inc. (2002). Previously, he served as Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division, Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

J. Calvin Rivers, Jr. (58)

Year of Election or Appointment: 2001

Vice President of Cash Portfolio and Term Portfolio. Mr. Rivers is President of Capital Management of the Carolinas, L.L.C. (2000), a Director of Bojangle's Inc. (fast-food restaurant chain, 1998) and a Director of the Board of Trustees of the Teachers' and State Employees' Retirement System (2001). Previously, Mr. Rivers was a Director and Executive Vice President of Sterling Capital Management, Inc. (1981-2000), Director and President of Sterling Capital Distributors, Inc. (1982-2000), an independent contractor working for Fidelity Investments Institutional Services Company, Inc. (2000), formerly associated with North Carolina National Bank (now Bank of America, 1979-1981), and President of Riverwood Farms, Inc. (1969-1979). Mr. Rivers served on the Board of Trustees of the Oldfields School in Baltimore, MD (1990-1998) and as Chairman of the Board (1995-1998).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust, CMC, or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
John David "J.D." Foust (76)

Year of Election or Appointment: 1990

Mr. Foust was a financial consultant (Robinson-Humphrey Company Inc., 1995-1999). Prior to 1995, Mr. Foust was a financial consultant to Donaldson, Lufkin, & Jenrette Securities Corporation (1990-1995). Prior to 1990, he served as Deputy State Treasurer and Secretary of the Local Government Commission (1977-1989). He also serves as financial consultant to the North Carolina Global TransPark Authority.

Thomas P. Hollowell (60)

Year of Election or Appointment: 2003

Prior to his retirement in December 1998, Mr. Hollowell served as Managing Director of Bowles Hollowell Conner & Co. (investment banking). Currently, he is Vice Chairman (2001) of the Endowment Association of the College of William and Mary and a member of the Board of Faison Enterprises Inc. (real estate development, 2000).

James Grubbs Martin (68)

Year of Election or Appointment: 2000

Vice President (1993) of Carolinas Medical Center. Prior to 1993, Dr. Martin served two terms as Governor of North Carolina and six terms as U.S. Congressman for the 9th District. Currently, he is Chairman of the Global TransPark Foundation, Inc., a trustee of Davidson College and of Union Theological Seminary (Richmond), and Director of the North Carolina Biotechnology Center. Dr. Martin also serves as a director on the boards of Duke Energy Co. (electricity, natural gas, engineering), Family Dollar Stores (discount retailer), Palomar Medical Technologies, Inc. (laser technology), and Applied Analytical Industries, Inc. (pharmaceutical product development, 1999).

William O. McCoy (70)

Year of Election or Appointment: 2001

Vice Chair of the Board (2003). Mr. McCoy also serves as a non-interested Trustee overseeing 293 other investment companies advised by FMR (1997). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Helen A. Powers (79)

Year of Election or Appointment: 1990

Chair of the Board (2000). Prior to Ms. Powers' retirement in April 1990, she served as Secretary of the North Carolina Department of Revenue (1985-1990). Prior to 1985, she was Senior Vice President of North Carolina National Bank (now Bank of America) for 20 years. She served as a member of the North Carolina Banking Commission (1981-1985). In April 1995, Ms. Powers was reappointed and served as a member of the Banking Commission until June 2003. Ms. Powers is a Trustee of Warren Wilson College in Asheville, NC, where a new program initiative has been named the Helen Powers Business and Economics Program. She is a Trustee of the Community Foundation of North Carolina, a Trustee of Memorial Mission Medical Foundation, and a former director of Memorial Mission Medical Center (1991-1999), where the Women's Health Center has been designated the Helen Powers Women's Health Center.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (42)

Year of Election or Appointment: 2001

Senior Vice President of Cash Portfolio and Term Portfolio. Ms. Johnson also serves as Senior Vice President of the Fidelity funds and as a Trustee of other investment companies advised by FMR (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Dwight D. Churchill (50)

Year of Election or Appointment: 2000

Vice President of Cash Portfolio and Term Portfolio. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Cash Portfolio and Term Portfolio. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.]

Robert A. Litterst (44)

Year of Election or Appointment: 2003

Vice President of Cash Portfolio and Term Portfolio. Mr. Litterst also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Cash Portfolio and Term Portfolio. He also serves as Secretary of the Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

John R. Hebble (46)

Year of Election or Appointment: 2004

Chief Financial Officer, Treasurer, and Anti-Money Laundering (AML) officer of Cash Portfolio and Term Portfolio. Mr. Hebble also serves as Deputy Treasurer of the Fidelity funds (2003) and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1995 Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Costello also serves as Assistant Treasurer of the Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Knox also serves as Assistant Treasurer of the Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (49)
Year of Election or Appointment: 2003 Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Osterheld also serves as Assistant Treasurer of the Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (46)

Year of Election or Appointment: 1996 or 1998

Assistant Treasurer of Cash Portfolio (1996) and Term Portfolio (1998). Mr. Simpson is Assistant Treasurer of the Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

David H. Potel (47)
Year of Election or Appointment: 1988 Assistant Secretary of Cash Portfolio and Term Portfolio and an employee of FMR Corp.

Annual Report

Annual Report

Custodian

9. Wachovia Corporation
Charlotte, NC

Distribution Agent

9. Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Investment Adviser

9. Fidelity Management & Research Company
Boston, MA

Sub-Advisers

9. Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Transfer Agent

9. Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Item 2. Code of Ethics

As of the end of the period, June 30, 2004, North Carolina Capital Management Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and its Treasurer and Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Thomas Hollowell and Helen Powers are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hollowell and Ms. Powers are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended June 30, 2004 and June, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Cash Portfolio and the Term Portfolio (the funds) are shown in the table below.

Fund	2004A	2003A
Cash Portfolio	$44,000	$35,000
Term Portfolio	$41,000	$35,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended June 30, 2004 and June 30, 2003 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003A,B
Cash Portfolio	$0	$0
Term Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended June 30, 2004 and June 30, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B
PwC	$50,000	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended June 30, 2004 and June 30, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A,B
Cash Portfolio	$1,900	$1,700
Term Portfolio	$2,600	$2,400
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended June 30, 2004 and June 30, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended June 30, 2004 and June 30, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A,B
Cash Portfolio	$400	$0
Term Portfolio	$100	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended June 30, 2004 and June 30, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$330,000	$250,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the trust. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (Non-Covered Service) are not required to be pre-approved, but are reported to the Audit Committee quarterly.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2004 and June 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2004 and June 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2004 and June 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2004 and June 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2004 and June 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2004 and June 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended June 30, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Cash Portfolio	0%
Term Portfolio	0%

(g) For the fiscal years ended June 30, 2004 and June 30, 2003, the aggregate fees billed by PwC for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers were $1,800,000A and $1,900,000A,B, respectively.

A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	August 19, 2004
By:	/s/John Hebble
John Hebble
Treasurer and Chief Financial Officer

Date:	August 19, 2004